Guarantor/Non-Guarantor Subsidiary Financial Information (Narrative) (Details)	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Subsidiary Guarantors, Ownership Percentage	100.00%	100.00%